Stockholders' Equity (Details Narrative) - USD ($)		1 Months Ended			3 Months Ended					9 Months Ended		12 Months Ended
	Jul. 20, 2018	Feb. 12, 2020	Mar. 31, 2019	Aug. 31, 2018	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Sep. 16, 2009	Dec. 31, 2007
Preferred stock, shares authorized			50,000,000		10,000,000					10,000,000		50,000,000	50,000,000
Preferred stock, par value			$ 0.001		$ 0.001					$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares issued
Preferred stock, shares outstanding
Number of shares issued during period										59,215,648		59,215,648
Number of shares issued during period, value					$ 175,000	$ 325,000	$ 325,000			$ 825,000		$ 825,000
Settlement of debt					443,907					1,725,384	$ 19,387	2,018,791	$ 19,387
Related party debt settled										$ 1,754,500	$ 996,169	$ 2,192,160	1,367,168
Number of shares issued for employees for services and compensation, shares		10,000,000								241,000,000		522,000,000
Number of shares issued for employees for services and compensation										$ 3,865,500		$ 4,561,500
Stock issued to an employee for compensation, values					1,160,524	1,515,915			$ 10,000			3,098,643	6,787,600
Number of common stock repurchased						$ 102			$ 91,000			102	91,000
Reduction of common stock, value					200,000					200,000		200,000
Reduction of additional paid on capital					3,180,000					3,180,000		3,180,000
Reduction of prepaid assets					3,380,000					3,380,000		3,380,000
Beneficial conversion feature												1,000,000
Common stock average closing price														$ 0.02
Accounts payable and accrued liabilities														$ 626,388
Increase in additional paid-in capital										101,387		101,387		$ 525,000
Prepaid assets			$ 6,685,970		$ 3,619,317					$ 3,619,317		5,309,512	6,685,970
Offering costs							$ 101,387					$ 101,387	$ 525,000
Common stock, shares issued			2,640,161,318		3,003,490,408					3,003,490,408		3,214,490,408	2,640,161,318
Common stock, shares outstanding			2,640,161,318		3,003,490,408					3,003,490,408		3,214,490,408	2,640,161,318
Shares granted in period
Nonqualified Plan [Member]
Number of shares authorized																65,000
Shares granted in period												47,500		47,500
Qualified Plan [Member]
Number of shares authorized															125,000
Shares granted in period												42,500		42,500
Convertible Promissory Note [Member]
Number of common stock repurchased, shares										5,150		5,150
Number of common stock repurchased										$ 102		$ 102
Number of common stock cancelled, shares										22,500,000		22,500,000
Beneficial conversion feature										$ 1,000,000
Employees [Member]
Number of shares issued for employees for services and compensation, shares											285,618,592	15,618,592
Number of shares issued for employees for services and compensation											$ 831,800	$ 261,800
Stock issued to an employee for compensation, values											1,844,639	2,836,843
Remaining common stock issued to employees compensation											2,020,861	1,724,657
Reduction of common stock, value					$ 22,500					$ 22,500		22,500
Stock based compensation expense					$ 0			$ 0			$ 0	$ 0	$ 0
Settlement Agreement [Member]
Number of shares issued during period												200,000,000
Repayment of convertible promissory note												$ 3,600,000
Settlement of debt												500,000
Related party debt settled												$ 4,100,000
Joint Venture Agreement [Member]
Number of common stock cancelled, shares			200,000,000									200,000,000
Purchase Agreement [Member]
Common stock issued for acquisition	50,000,000
Purchase Agreement [Member] | United Games, LLC and United League, LLC [Member]
Stock issued to an employee for compensation, values			$ 17,600	$ 10,000
Common stock issued for acquisition													50,000,000
Stock issued to an employee for compensation			1,000,000	1,000,000
Stock based compensation expense			$ 2,933	$ 10,000
Prepaid assets			14,667										$ 14,667
Third Party Agreement [Member]
Number of shares issued during period													400,000,000
Number of shares issued during period, value													$ 6,760,000
Number of common stock repurchased, shares													7,000,000
Number of common stock repurchased													$ 91,000
Stock based compensation expense													96,307
Prepaid assets			$ 6,663,693										$ 6,663,693
Forfeiture period													5 years
Stock issued as commitment fee in conjunction with debt arrangement, value													$ 69,871
Stock issued as commitment fee in conjunction with debt arrangement													22,500,000
Common Stock Purchase Agreement [Member]
Number of shares issued during period, value													$ 1,000,000
Increase in additional paid-in capital													$ 3,000
Offering costs, shares													3,000,000
Offering costs													$ 3,000
Series B Convertible Preferred Stock [Member]
Preferred stock, shares authorized												2,000,000
Cumulative dividends annual rate percentage												12.00%
Liquidation price per share												$ 1.20
Conversion of stock												500